Trade Accounts Receivable - Schedule of Trade Accounts Receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Trade Accounts Receivable [Abstract]
Trade accounts receivable	R$ 12,391	R$ 15,610
Allowance for expected credit losses	(614)	(636)
Trade accounts receivable, net	R$ 11,777	R$ 14,974